Revenues by products	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Revenues by products

Note 25 – Revenues by products

The Company considers itself, including its coal mining and coking operations and the sales of its coal and coke products, to be operating within one reportable segment. All of the Company’s products are sold within the PRC. Major products and the respective revenue are summarized as follows:

	For the years ended June 30,
	2012	2011
Coke	$38,656,636	$35,970,933
Coal tar	1,946,314	3,358,513
Raw coal	5,441,981	15,073,052
Washed coal	32,867,839	19,885,495
Total	$78,912,770	$74,287,993